NET REVENUES (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Total net revenues	€ 3,766,615	€ 3,420,321	€ 3,416,890
Cars and spare parts
Disaggregation of Revenue [Line Items]
Total net revenues	2,925,721	2,535,245	2,455,955
Engines
Disaggregation of Revenue [Line Items]
Total net revenues	198,308	284,546	373,313
Sponsorship, commercial and brand
Disaggregation of Revenue [Line Items]
Total net revenues	538,238	505,701	494,082
Other
Disaggregation of Revenue [Line Items]
Total net revenues	€ 104,348	€ 94,829	€ 93,540